Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated January 31, 2022 to the current variable annuity and life prospectuses, initial summary prospectuses and updating summary prospectuses

This Supplement updates certain information in the Appendix listing available Portfolio Companies or Portfolios of the Trusts section in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity and life contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix or Portfolios of the Trusts section in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract or policy. Please note, that a Portfolio may not be available under your contract or policy.

Changes to Portfolios

A.	Portfolio Name Changes

Effective on or about March 21, 2022, except for AB VPS Global Thematic Growth Portfolio which will occur on or about April 30, 2022, the following Portfolio names changes will occur. Accordingly, all references to their respective corresponding variable investment options in the Prospectus will also be changed.

Current Portfolio Name	New Portfolio Name
1290 VT SmartBeta Equity	1290 VT SmartBeta Equity ESG
EQ/ClearBridge Large Cap Growth	EQ/ClearBridge Large Cap Growth ESG
EQ/PIMCO Total Return	EQ/PIMCO Total Return ESG
AB VPS Global Thematic Growth Portfolio	AB VPS Sustainable Global Thematic Portfolio

B.	Sub Adviser Changes

Effective January 1, 2022, AXA Investment Managers, Inc., a sub-adviser to an allocated portion of the 1290 VT High Yield Bond Portfolio, EQ/Core Plus Bond Portfolio and EQ/AXA Investment Managers Moderate Allocation Portfolio, was renamed AXA Investment Managers US Inc.

Additionally, effective January 1, 2022, AXA Rosenberg Investment Management LLC, the sub-adviser to the 1290 VT SmartBeta Equity Portfolio and an affiliated investment adviser of AXA Investment Managers US Inc., was merged into AXA Investment Managers US Inc.

Therefore, as applicable to each Portfolio, all references to AXA Investment Managers, Inc. and AXA Rosenberg Investment Management LLC in your Prospectus are hereby deleted in their entirety and replaced with AXA Investment Managers US Inc., respectively.

Distributed by affiliate Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN)

and/or for certain contracts co-distributed by affiliate Equitable Distributors, LLC

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2022 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd., Jersey City, NJ 07310

212-554-1234

New biz/Inforce
IM-57-22 (1.22)	Catalog No. 164365 (1.22)
AR Mail	#262718

Equitable Financial Life Insurance Company

Supplement Dated January 31, 2022 to the current prospectus and updating summary prospectus (together the “Prospectus”) for:

•	Retirement Cornerstone® Series 1.0
•	Retirement Cornerstone® Series 11.0
•	Retirement Cornerstone® Series 12.0

This Supplement updates certain information in the most recent Prospectus. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus.

Effective on or about May 1, 2022, the Portfolio’s name “AB VPS Balanced Wealth Strategy Portfolio” will be changed to “AB VPS Balanced Hedged Allocation Portfolio”. Accordingly, all references to the Portfolio in your Prospectus will also change.

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2022 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

IM-58-22 (1.22)	Cat # 164366 (1.22)
RC1, 11, 12/AR	#299212